ACCOUNTS RECEIVABLE (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts
Balance at beginning of period	3,260	2,022	1,965
Additions	789	1,575	801
Write-offs	(702)	(337)	(744)
Balance at end of period	3,347	3,260	2,022